Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Activities
Net income (loss)	$ 3,931	$ (106,961)	$ (125,934)	$ 119,040	$ (259,995)
Adjustments to reconcile net income (loss) to operating activities:
Amortization, depreciation and write-offs	315,409	157,223	254,951	92,806	16,061
Amortization of debt issuance costs and discount	8,980	5,753	8,152	4,979	428,211
Stock-based compensation	91,828	19,362	62,387	10,222	5,465
Change in operating right-of-use asset	18,199	4,375	9,333	2,602	0
Lease modification and abandonment of leasehold improvements	0	7,851	7,851	0
(Gain) loss on extinguishments of acquisition related contingent consideration			74,820		(10,763)
Loss on extinguishments of acquisition related contingent consideration	0	74,712
Change in fair value of contingent consideration	(230)	0	442	0
Loss on settlement of debt	16,852	0
Gain on embedded derivative			(5,680)	0
Change in the fair value remeasurement of convertible security			1,500	0
Net unrealized gains on fair value remeasurement of financial instruments	(9,305)	(4,400)
Net (gain) loss on foreign currency remeasurement	(4,080)	1,304	2,097	14
Changes in operating assets and liabilities:
Accounts receivable	(99,999)	(27,062)	(113,234)	(33,524)	(30,191)
Prepaid expenses and other current assets	(107,461)	(32,515)	(13,289)	(19,867)	11,087
Other assets	7,729	2,572	(19,092)	(1,485)	(907)
Accounts payable	49,345	(4,205)	49,120	13,534	(21,071)
Operating lease liabilities	(18,270)	(3,674)	(8,812)	(2,242)
Accrued and other liabilities	11,211	(2,389)	2,783	5,661	1,133
Deferred revenue	(7,303)	30,780	35,488	6,722
Net cash provided by operating activities	276,836	122,726	222,883	198,462	139,030
Investing Activities
Purchase of property and equipment	(962)	(2,842)	(3,241)	(3,358)	(1,399)
Acquisitions, net of cash acquired	(1,198,789)	(559,080)	(674,650)	(404,196)	(65,943)
Purchase of non-marketable investments and other	(15,000)	(1,500)
Purchase of Nonmarketable Securities			(2,000)	(4,000)	0
Refund of lease deposits					173
Proceeds from other investing activities	11,358	0
Capitalized software development costs	(2,859)	0
Net cash used in investing activities	(1,206,252)	(563,422)	(679,891)	(411,554)	(67,169)
Financing Activities
Proceeds from issuance of common stock in initial public offering, net of issuance costs as adjusted for cost reimbursement	1,745,228	0
Proceeds from debt issuance, net of issuance costs	844,729	331,346	481,273	388,859	791,062
Payments of debt principal	(711,482)	(60,493)	(64,295)	(11,208)	(1,183,000)
Payments of finance leases	(9,690)	(7,342)	(9,708)	(5,663)	(5,930)
Payments Of Revolver Fess					(1,041)
Proceeds from issuance of preferred stock, net of issuance costs					399,589
Proceeds From Early Exercise Of Stock Awards					909
Proceeds from exercise of stock options	25,486	1,104	2,303	2,637	70
Proceeds from issuance of common stock			9,318
Payments of deferred acquisition costs	(231,664)	(14,442)	(17,586)	(41,454)	0
Payments of Licensed Asset Obligation			(18,940)
Repurchases of common stock	0	(1,766)	(1,766)	(11)	(21)
Payments of deferred IPO costs	0	(220)	(2,744)	0
Net cash provided by financing activities	1,662,607	248,187	377,855	333,160	1,638
Effect of foreign exchange rate on cash and cash equivalents	(809)	65	141	60	39
Net increase (decrease) in cash and cash equivalents	732,382	(192,444)	(79,012)	120,128	73,538
Cash and cash equivalents at beginning of the period	317,235	396,247	396,247	276,119	202,581
Cash and cash equivalents at end of the period	1,049,617	203,803	317,235	396,247	276,119
Supplemental non-cash investing and financing activities disclosures:
Issuance of convertible security related to acquisitions	342,170	0	45,000	0
Acquisitions not yet paid	74,347	16,073
Settlement of convertible security through issuance of common stock	25,000	0
Settlement of contingent consideration through issuance of common stock	0	31,422	31,422	0
Assets acquired under finance leases	12,584	5,459	7,475	3,061	3,917
Right of use assets acquired under operating leases	3,508	6,937
Settlement of bonus compensation through issuance of common stock	2,503	0
Acquisitions of business through issuance of common stock and common stock warrants	0	38,167	38,167	192
Common stock issued in exchange for redeemable noncontrolling interest			1,500	0
Deferred IPO costs not yet paid	0	530	888	0
Accretion of Interest on Related Party Promissory Notes			553	48
Common stock warrant issued in connection with lease modification			433	0
Repurchases of common stock from related parties financed by promissory notes				9,074
Interest expense offset by non-cash financing activities			0	3,549
Supplemental disclosure of cash flow information:
Cash paid for income taxes	72,182	12,362	12,666	30,474	15,311
Cash paid for interest on debt	$ 47,021	$ 44,687	$ 59,360	$ 62,278	$ 44,628